CONDENSED CONSOLIDATED STATEMENT OF EARNINGS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONDENSED CONSOLIDATED STATEMENT OF EARNINGS
TOTAL REVENUE	$ 19,520,970	$ 19,036,525	$ 18,114,048
TOTAL COST OF REVENUE	18,902,480	18,246,209	17,019,352
OTHER (INCOME) AND EXPENSES
Gain related to a partial sale of a subsidiary			(68,162)
Pension settlement charge			239,896
Corporate general and administrative expense	192,187	191,073	168,329
Interest expense	67,638	69,689	44,770
Interest income	(27,776)	(17,046)	(16,689)
Total cost and expenses	19,134,529	18,489,925	17,387,496
EARNINGS FROM CONTINUING OPERATIONS BEFORE TAXES	386,441	546,600	726,552
INCOME TAX EXPENSE	121,972	219,151	245,888
EARNINGS FROM CONTINUING OPERATIONS	264,469	327,449	480,664
LOSS FROM DISCONTINUED OPERATIONS, NET OF TAX			(5,658)
NET EARNINGS	264,469	327,449	475,006
LESS: NET EARNINGS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	73,092	46,048	62,494
NET EARNINGS ATTRIBUTABLE TO FLUOR CORPORATION	191,377	281,401	412,512
Earnings from continuing operations	191,377	281,401	418,170
Loss from discontinued operations, net of taxes			(5,658)
Net earnings (loss) attributable to Fluor Corporation	$ 191,377	$ 281,401	$ 412,512
Earnings from continuing operations (in dollars per share)	$ 1.37	$ 2.02	$ 2.89
Loss from discontinued operations, net of tax (in dollars per share)			(0.04)
BASIC EARNINGS (LOSS) PER SHARE (in dollars per share)	1.37	2.02	2.85
Earnings from continuing operations (in dollars per share)	1.36	2.00	2.85
Loss from discontinued operations, net of taxes (in dollars per share)			(0.04)
DILUTED EARNINGS (LOSS) PER SHARE (in dollars per share)	$ 1.36	$ 2.00	$ 2.81
SHARES USED TO CALCULATE EARNINGS (LOSS) PER SHARE
BASIC (in shares)	139,761	139,171	144,805
DILUTED (in shares)	140,893	140,912	146,722
DIVIDENDS DECLARED PER SHARE	$ 0.84	$ 0.84	$ 0.84